Consolidated and combined statements of cash flows - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Jan. 03, 2021	Dec. 31, 2019
Operating activities:
Net income for the year	$ 1,800,884	$ 338,361	$ 472,142
Adjustments for:
Income tax expense	824,454	542,768	232,692
Depreciation and amortization	82,122	43,688	38,394
Accounting effects for changing reporting period	(22,466)
Interest expense	75,818	80,253	85,429
Interest income	(25,872)	(10,930)	(7,028)
(Gain) loss on disposal of non-current assets	(478)	9,216
Share-based payment expense		32,910
Others	(12,974)
Changes in fair value of warrants		851,520
Unrealized gain (loss) in valuation of derivative financial instruments	(330,315)	287,985	15,680
Total adjustments to reconcile profit (loss)	2,391,173	2,175,771	837,309
(Increase) decrease in:
Trade accounts receivable	(19,720)	(510,719)	(48,311)
Trade accounts receivable from related parties	(24)	610	(610)
Inventory	(64,312)	(928,472)	(43,348)
Prepaid expenses and other assets	31,184	(95,532)	(40,263)
Accounts payable to suppliers and accrued expenses	(81,882)	1,604,591	101,857
Provisions	(35,843)	104,319	7,703
Value-added tax payable	(26,703)	(3,596)	12,675
Statutory employee profit sharing	47,951	2,348	2,290
Employee benefits	1,722	(743)	351
Income taxes paid	(777,949)	(526,321)	(224,207)
Net cash provided by operating activities	1,465,597	1,822,256	605,446
Investing activities:
Control obtained over subsidiaries	50
Payments of fixed and intangible assets	(401,736)	(617,686)	(182,625)
Proceeds from disposal of fixed assets	12,521	18,270
Interest received	25,872	10,930	7,028
Restricted cash	42,915	(42,915)
Net cash used in investing activities	(320,378)	(631,401)	(175,597)
Financing activities:
Proceeds from borrowings	1,520,000	1,712,207	104,500
Repayment of borrowings	(646,716)	(1,757,112)	(83,041)
Repayment of derivative financial instruments	(18,172)
Bond emission costs	(18,931)
Interest paid on borrowings	(49,123)	(121,297)	(82,654)
Restricted cash			22,940
Lease payments	(6,899)	(8,825)	(12,325)
Cash received for issuance of shares		250,295
Dividends paid	(1,400,000)	(830,000)	(342,955)
Net cash used in financing activities	(619,841)	(754,732)	(393,535)
Increase in cash and cash equivalents	525,378	436,123	36,314
Cash and cash equivalents at the beginning of year	649,820	213,697	177,383
Cash and cash equivalents at the end of year	$ 1,175,198	$ 649,820	$ 213,697